Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member] [1]	Non-controlling Interest [Member]
Balance at Dec. 31, 2021	$ 1,047,359	$ 1,661	$ 1,264,000	$ 0	$ (222,405)	$ 101	$ 3,968	$ 34
Balance (in shares) at Dec. 31, 2021		166,126,770
Changes in equity
Profit for the year	61,979	$ 0	0	0	61,520	0	0	459
Other comprehensive income/(loss)	(1)	0	0	0	(101)	37	0	64
Total comprehensive income/(loss) for the period net of tax	61,979	0	0	0	61,419	37	0	523
Cash dividends declared and paid	(19,679)	0	0	0	(19,679)	0	0	0
Purchase of treasury shares	$ (24,758)	$ 0	0	(24,758)	0	0	0	0
Purchase of treasury shares (in shares)	(4,326,379)	0
Retirement of treasury shares	$ 0	$ (43)	(24,715)	24,758	0	0	0	0
Retirement of treasury shares (in shares)		(4,326,379)
Adjustment related to non-controlling interest	4,452	$ 0	0	0	0	0	0	4,452
Compensation related to options and restricted stock	4,133	$ 9	4,469	0	0	0	(345)	0
Compensation related to options and restricted stock (in shares)		852,948
Balance at Dec. 31, 2022	1,073,486	$ 1,627	1,243,754	0	(180,664)	138	3,623	5,008
Balance (in shares) at Dec. 31, 2022		162,653,339
Changes in equity
Profit for the year	161,397	$ 0	0	0	161,353	0	0	43
Other comprehensive income/(loss)	(380)	0	0	0	(494)	63	0	52
Total comprehensive income/(loss) for the period net of tax	161,017	0	0	0	160,859	63	0	95
Cash dividends declared and paid	(187,262)	0	0	0	(186,672)	0	0	(590)
Purchase of treasury shares	$ (18,808)	$ 0	0	(18,808)	0	0	0	0
Purchase of treasury shares (in shares)	(2,209,927)	0
Retirement of treasury shares	$ 0	$ (22)	(18,786)	18,808	0	0	0	0
Retirement of treasury shares (in shares)		(2,209,927)
Compensation related to options and restricted stock	3,233	$ 6	3,285	0	0	0	(57)	0
Compensation related to options and restricted stock (in shares)		556,130
Balance at Dec. 31, 2023	1,031,667	$ 1,610	1,228,254	0	(206,477)	201	3,566	4,513
Balance (in shares) at Dec. 31, 2023		160,999,542
Changes in equity
Profit for the year	181,460	$ 0	0	0	181,377	0	0	84
Other comprehensive income/(loss)	(124)	0	0	0	176	(162)	0	(138)
Total comprehensive income/(loss) for the period net of tax	181,336	0	0	0	181,552	(162)	0	(54)
Cash dividends declared and paid	(161,396)	0	0	0	(161,396)	0	0
Purchase of treasury shares	$ (13,196)	$ 0	0	(13,196)	0	0	0	0
Purchase of treasury shares (in shares)	(1,481,383)	0
Retirement of treasury shares	$ 0	$ (15)	(13,181)	13,196	0	0	0	0
Retirement of treasury shares (in shares)		(1,481,383)
Compensation related to options and restricted stock	4,290	$ 5	2,578	0	0	0	1,707	0
Compensation related to options and restricted stock (in shares)		464,945
Balance at Dec. 31, 2024	$ 1,042,701	$ 1,600	$ 1,217,651	$ 0	$ (186,321)	$ 39	$ 5,273	$ 4,459
Balance (in shares) at Dec. 31, 2024		159,983,104

[1]	Other reserves are related to share-based payments.